Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities
25.	Lease liabilities

	Effective interest rate	Maturity	31.12.2021	31.12.2022	31.12.2022
	%		RMB’000	RMB’000	US$’000
Current (Note 17)	1.25% - 6.40%	2023	27,125	31,433	4,521

Non-current (Note 17)	1.25% - 6.40%	2024-2026	13,406	28,208	4,058